UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY 10022
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks (94.3%)
3SBio, Inc.* (Biotechnology)	371,000	756,001
AIA Group Ltd. (Insurance)	154,400	1,322,459
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	14,857	3,035,137
Alsea SAB de CV (Hotels, Restaurants & Leisure)	99,881	326,877
Arvind Ltd. (Textiles, Apparel & Luxury Goods)	95,579	621,213
Baidu, Inc. ADR* (Internet Software & Services)	1,913	472,358
Banca Transilvania SA (Banks)	648,220	415,592
Banco do Brasil SA (Banks)	68,635	855,082
Brilliance China Automotive Holdings Ltd. (Automobiles)	396,000	1,012,477
Celltrion Healthcare Co. Ltd.* (Health Care Providers & Services)	338	43,341
Cemex SAB de CV ADR* (Construction Materials)	39,091	324,064
China Construction Bank Corp. (Banks)	1,356,000	1,563,602
China Vanke Co. Ltd. (Real Estate Management & Development)	161,700	791,715
Clicks Group Ltd. (Food & Staples Retailing)	46,700	673,950
Commercial International Bank (Banks)	102,300	454,319
Credicorp Ltd. (Banks)	1,849	428,284
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	268,000	594,764
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	17,019	796,149
DP Eurasia NV* (Hotels, Restaurants & Leisure)	165,800	526,054
E-Mart Co. Ltd. (Food & Staples Retailing)	2,879	784,741
FirstRand Ltd. (Diversified Financial Services)	161,695	908,268
Future Retail Ltd.* (Multiline Retail)	107,081	939,269
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	110,000	974,509
Grupo Financiero Banorte Sab de CV (Banks)	104,000	666,183
Hangzhou Hikvision Digital, Class A (Electronic Equipment, Instruments & Components)	156,081	989,895
Han's Laser Technology Industry Group Co. Ltd., Class A (Machinery)	108,500	850,933
HDFC Bank Ltd. (Banks)	34,240	1,079,840
ICICI Bank Ltd. (Banks)	198,798	1,103,278
Idea Cellular Ltd.* (Wireless Telecommunication Services)	366,486	536,497
IHH Healthcare Berhad (Health Care Providers & Services)	408,600	630,309
KAZ Minerals PLC* (Metals & Mining)	31,521	366,213
Mando Corp. (Auto Components)	3,555	924,047
Maruti Suzuki India Ltd. (Automobiles)	6,834	1,021,884
Midea Group Co. Ltd., Class A (Household Durables)	98,199	933,727
Minth Group Ltd. (Auto Components)	100,000	565,044
Mr. Price Group Ltd. (Specialty Retail)	31,600	763,395
MRV Engenharia e Participacoes SA (Household Durables)	131,700	626,454
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	63,556	285,214
Naspers Ltd. (Media)	5,006	1,430,284
NCSOFT Corp. (Software)	1,811	749,777
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	102,323	626,421
Pampa Energia SA ADR* (Electric Utilities)	5,550	391,275
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	118,209	731,151
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	193,000	2,285,929
POSCO (Metals & Mining)	2,880	1,026,452
Praxis Home Retail Ltd., Class A* (Specialty Retail)	3,590	16,088
PT Bank Central Asia TBK (Banks)	605,300	1,027,522
Qudian, Inc. ADR* (Consumer Finance)	42,909	600,297
Raia Drogasil SA (Food & Staples Retailing)	33,000	874,785
Randon Participacoes SA (Machinery)	190,500	511,389

	Shares	Value ($)
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	66,991	1,012,594
Rumo SA* (Road & Rail)	209,027	936,520
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	720	1,682,652
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	3,469	640,121
Sberbank of Russia ADR (Banks)	35,030	705,855
Shinhan Financial Group Ltd. (Banks)	22,380	1,117,323
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,569	727,633
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	45,000	623,019
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	88,000	770,023
Techtronic Industries Co. (Household Durables)	156,500	1,042,346
Tencent Holdings Ltd. (Internet Software & Services)	18,500	1,096,415
Turkiye Garanti Bankasi AG (Banks)	116,900	382,610
Vedanta Ltd. (Metals & Mining)	198,153	1,060,441
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	128,500	321,514
X5 Retail Group NV GDR* (Food & Staples Retailing)	13,520	518,357
Yandex NV* (Internet Software & Services)	12,680	491,096
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	20,882	968,716
TOTAL COMMON STOCKS
(Cost $45,179,525)		54,331,743
TOTAL INVESTMENTS
(Cost $45,179,525) — 94.3%		54,331,743
Other Net Assets (Liabilities) — 5.7%		3,310,728
NET ASSETS — 100.0%		57,642,471

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2018 (Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2018:

	Value ($)	% of Net Assets
Auto Components	1,489,091	2.6%
Automobiles	2,034,361	3.6%
Banks	9,799,490	16.9%
Biotechnology	756,001	1.3%
Construction Materials	324,064	0.6%
Consumer Finance	600,297	1.0%
Diversified Financial Services	908,268	1.6%
Electric Utilities	391,275	0.7%
Electronic Equipment, Instruments & Components	2,253,035	3.9%
Food & Staples Retailing	3,173,347	5.6%
Health Care Providers & Services	958,864	1.7%
Hotels, Restaurants & Leisure	2,796,156	4.8%
Household Durables	2,602,527	4.5%
Insurance	3,608,388	6.3%
Internet & Direct Marketing Retail	796,149	1.4%
Internet Software & Services	5,095,006	8.9%
Machinery	1,362,322	2.4%
Media	1,430,284	2.5%
Metals & Mining	2,453,106	4.2%
Multiline Retail	939,269	1.6%
Oil, Gas & Consumable Fuels	2,370,166	4.2%
Pharmaceuticals	594,764	1.0%
Real Estate Management & Development	791,715	1.4%
Road & Rail	936,520	1.6%
Semiconductors & Semiconductor Equipment	1,497,656	2.6%
Software	749,777	1.3%
Specialty Retail	779,483	1.3%
Technology Hardware, Storage & Peripherals	1,682,652	2.8%
Textiles, Apparel & Luxury Goods	621,213	1.1%
Wireless Telecommunication Services	536,497	0.9%
Other Net Assets	3,310,728	5.7%
Total	57,642,471	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2018:

	Value ($)	% of Net Assets
Argentina	391,275	0.7%
Brazil	4,535,381	7.9%
Cayman Islands	600,297	1.0%
China	14,759,924	25.7%
Egypt	454,319	0.8%
Hong Kong	4,946,555	8.6%
India	7,676,318	13.3%
Indonesia	1,027,522	1.8%
Mexico	1,638,638	2.8%
Netherlands	526,054	0.9%
Peru	428,284	0.7%
Romania	415,592	0.7%
Russia	2,341,729	4.1%
South Africa	3,775,897	6.6%
South Korea	8,326,396	14.4%
Taiwan	770,023	1.3%
Turkey	382,610	0.7%
United Kingdom	366,213	0.6%
United States	968,716	1.7%
Other Net Assets	3,310,728	5.7%
Total	57,642,471	100.0%

See accompanying notes to schedule of portfolio investments.

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks (97.8%)
3SBio, Inc.* (Biotechnology)	530,500	1,081,020
AIA Group Ltd. (Insurance)	189,400	1,622,239
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	22,444	4,585,084
Arvind Ltd. (Textiles, Apparel & Luxury Goods)	129,425	841,194
Baidu, Inc. ADR* (Internet Software & Services)	4,424	1,092,374
Brilliance China Automotive Holdings Ltd. (Automobiles)	482,000	1,232,358
Celltrion Healthcare Co. Ltd.* (Health Care Providers & Services)	558	71,639
China Construction Bank Corp. (Banks)	2,323,000	2,678,649
China Vanke Co. Ltd. (Real Estate Management & Development)	231,600	1,133,959
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	422,000	936,531
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	22,881	1,070,373
DBS Group Holdings Ltd. (Banks)	92,088	1,853,697
E-Mart Co. Ltd. (Food & Staples Retailing)	4,400	1,199,326
Future Retail Ltd.* (Multiline Retail)	116,755	1,024,125
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	161,000	1,426,327
Hangzhou Hikvision Digital, Class A (Electronic Equipment, Instruments & Components)	197,726	1,254,016
Hanon Systems (Auto Components)	75,625	924,416
Han's Laser Technology Industry Group Co. Ltd., Class A (Machinery)	139,700	1,095,625
HDFC Bank Ltd. (Banks)	48,317	1,523,793
HSBC Holdings PLC (Banks)	90,400	973,062
Idea Cellular Ltd.* (Wireless Telecommunication Services)	376,061	550,513
IHH Healthcare Berhad (Health Care Providers & Services)	671,300	1,035,552
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)	29,507	1,452,630
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	92,116	1,108,256
MakeMyTrip Ltd.* (Internet & Direct Marketing Retail)	5,477	167,596
Mando Corp. (Auto Components)	4,277	1,111,715
Maruti Suzuki India Ltd. (Automobiles)	6,149	919,457
Midea Group Co. Ltd., Class A (Household Durables)	161,599	1,536,567
Minth Group Ltd. (Auto Components)	168,000	949,274
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	19,565	87,800
NCSOFT Corp. (Software)	3,021	1,250,732
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	249,000	2,949,203
POSCO (Metals & Mining)	4,131	1,472,317
Praxis Home Retail Ltd., Class A* (Specialty Retail)	1,930	8,649
PT Bank Central Asia TBK (Banks)	767,600	1,303,034
Qudian, Inc. ADR* (Consumer Finance)	49,665	694,813
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	73,120	1,105,236
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	992	2,318,322
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	5,435	1,002,899
SBI Life Insurance Co. Ltd.* (Insurance)	89,152	926,110
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	141,669	1,055,897
Shinhan Financial Group Ltd. (Banks)	35,645	1,779,579
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	13,185	907,735
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	70,975	982,639

	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	134,000	1,172,534
TAL Education Group ADR (Diversified Consumer Services)	29,229	951,989
Techtronic Industries Co. (Household Durables)	200,000	1,332,072
Tencent Holdings Ltd. (Internet Software & Services)	31,100	1,843,163
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	66,538	909,754
Vedanta Ltd. (Metals & Mining)	279,584	1,496,229
Wuliangye Yibin Co. Ltd., Class A (Beverages)	24,600	329,945
Yes Bank Ltd. (Banks)	278,566	1,552,322
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	25,067	1,162,858
TOTAL COMMON STOCKS
(Cost $52,702,956)		65,047,198
TOTAL INVESTMENTS
(Cost $52,702,956) — 97.8%		65,047,198
Other Net Assets (Liabilities) — 2.2%		1,450,082
NET ASSETS — 100.0%		66,497,280

*	Non-income producing security

ADR	American Depositary Receipt

The Asia Fund invested in the following industries as of January 31, 2018:

	Value ($)	% of Net Assets
Auto Components	2,985,405	4.5%
Automobiles	2,151,815	3.3%
Banks	11,664,136	17.6%
Beverages	329,945	0.5%
Biotechnology	1,081,020	1.6%
Consumer Finance	694,813	1.0%
Diversified Consumer Services	951,989	1.4%
Electronic Equipment, Instruments & Components	3,239,554	4.9%
Food & Staples Retailing	1,199,326	1.8%
Health Care Providers & Services	1,194,991	1.8%
Hotels, Restaurants & Leisure	2,589,185	3.8%
Household Durables	2,868,639	4.3%
Insurance	5,497,552	8.2%
Internet & Direct Marketing Retail	2,690,599	4.1%
Internet Software & Services	7,520,621	11.4%
Machinery	1,095,625	1.6%
Metals & Mining	2,968,546	4.5%
Multiline Retail	1,024,125	1.5%
Oil, Gas & Consumable Fuels	1,105,236	1.7%
Pharmaceuticals	2,044,787	3.1%
Real Estate Management & Development	1,133,959	1.7%
Semiconductors & Semiconductor Equipment	2,080,269	3.2%
Software	1,250,732	1.9%
Specialty Retail	8,649	0.0%
Technology Hardware, Storage & Peripherals	2,318,322	3.4%
Textiles, Apparel & Luxury Goods	1,750,948	2.6%
Transportation Infrastructure	1,055,897	1.6%
Wireless Telecommunication Services	550,513	0.8%
Other Net Assets	1,450,082	2.2%
Total	66,497,280	100.0%

See accompanying notes to schedule of portfolio investments.

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2018 (Unaudited)

The Asia Fund invested in securities with exposure to the following countries as of January 31, 2018:

	Value ($)	% of Net Assets
Cayman Islands	694,813	1.0%
China	27,150,663	40.8%
Hong Kong	7,522,589	11.3%
India	11,112,778	16.7%
Indonesia	1,303,034	2.0%
Singapore	1,853,697	2.8%
South Korea	13,074,232	19.7%
Taiwan	1,172,534	1.8%
United States	1,162,858	1.7%
Other Net Assets	1,450,082	2.2%
Total	66,497,280	100.0%

See accompanying notes to schedule of portfolio investments.

4

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks (94.2%)
AIA Group Ltd. (Insurance)	194,400	1,665,064
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	85,857	17,539,726
Alsea SAB de CV (Hotels, Restaurants & Leisure)	385,172	1,260,538
AMOREPACIFIC Corp. (Personal Products)	5,988	1,679,848
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	224,753	4,109,325
Asian Paints Ltd. (Chemicals)	128,090	2,272,478
Baic Motor Corp. Ltd. (Automobiles)	1,319,500	2,064,671
Banca Transilvania SA (Banks)	3,930,850	2,520,180
Banco do Brasil SA (Banks)	364,375	4,539,529
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	4,411,200	3,043,179
Britannia Industries Ltd. (Food Products)	76,459	5,631,439
BYD Co. Ltd., H Shares (Automobiles)	248,000	2,334,986
China Merchants Bank Co. Ltd. (Banks)	1,387,500	6,802,340
Clicks Group Ltd. (Food & Staples Retailing)	183,500	2,648,177
Commercial International Bank (Banks)	370,100	1,643,630
Credicorp Ltd. (Banks)	10,520	2,436,748
Crompton Greaves Consumer Electricals (Household Durables)	209,837	822,059
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	48,093	2,249,791
DP Eurasia NV* (Hotels, Restaurants & Leisure)	616,000	1,954,459
E-Mart Co. Ltd. (Food & Staples Retailing)	16,027	4,368,543
FirstRand Ltd. (Diversified Financial Services)	836,009	4,696,005
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	414,000	3,667,698
Godrej Consumer Products Ltd. (Personal Products)	204,058	3,379,924
Gruma, SAB de CV, Class B (Food Products)	119,800	1,432,808
Grupo Financiero Banorte Sab de CV (Banks)	406,500	2,603,878
Grupo Financiero Galicia ADR (Banks)	20,500	1,430,900
HDFC Bank Ltd. (Banks)	225,116	7,099,573
Hindustan Unilever Ltd. (Household Products)	161,804	3,483,884
IHH Healthcare Berhad (Health Care Providers & Services)	1,145,500	1,767,057
Inner Mongolia Yili Indsutrial Group Co. Ltd., Class A (Food Products)	306,600	1,661,855
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)	70,537	3,472,536
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	458,652	5,518,084
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	250,200	1,389,295
KAZ Minerals PLC* (Metals & Mining)	127,400	1,480,142
Lojas Renner SA (Multiline Retail)	237,800	2,826,722
Midea Group Co. Ltd., Class A (Household Durables)	356,062	3,385,623
Mr. Price Group Ltd. (Specialty Retail)	141,200	3,411,118
Naspers Ltd. (Media)	21,434	6,123,990
NetEase, Inc. ADR (Internet Software & Services)	16,473	5,273,996
Netmarble Games Corp.* (Software)	35,858	5,844,224
New Oriental Education & Technology Group, Inc. ADR (Diversified Consumer Services)	57,017	5,250,696
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	251,000	1,536,622
Pagseguro Digital Ltd., Class A* (IT Services)	100,900	2,819,146
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	490,000	5,803,654
President Chain Store Corp. (Food & Staples Retailing)	251,000	2,484,850
PT Bank Central Asia TBK (Banks)	1,216,600	2,065,230
PT Kalbe Farma TBK (Pharmaceuticals)	34,308,535	4,267,103
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	11,081,200	3,302,756
PT Unilever Indonesia TBK (Household Products)	753,001	3,059,928
Raia Drogasil SA (Food & Staples Retailing)	159,600	4,230,778
Randon Participacoes SA (Machinery)	791,500	2,124,749

	Shares	Value ($)
Rumo SA* (Road & Rail)	852,011	3,817,330
Sands China Ltd. (Hotels, Restaurants & Leisure)	625,600	3,726,857
Sberbank of Russia ADR (Banks)	196,056	3,950,528
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	940,266	7,008,055
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	412,000	3,605,106
TAL Education Group ADR (Diversified Consumer Services)	221,330	7,208,717
Tencent Holdings Ltd. (Internet Software & Services)	290,100	17,192,978
Turkiye Garanti Bankasi AG (Banks)	540,200	1,768,058
Universal Robina Corp. (Food Products)	631,530	1,986,075
Vietnam Dairy Products JSC (Food Products)	266,420	2,387,444
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	800,600	2,003,146
X5 Retail Group NV GDR* (Food & Staples Retailing)	67,480	2,587,183
Yandex NV* (Internet Software & Services)	66,401	2,571,711
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	19,080	885,121
TOTAL COMMON STOCKS
(Cost $174,599,694)		239,179,843
TOTAL INVESTMENTS
(Cost $174,599,694) — 94.2%		239,179,843
Other Net Assets (Liabilities) — 5.8%		14,752,681
NET ASSETS — 100.0%		253,932,524

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2018:

	Value ($)	% of Net Assets
Automobiles	4,399,657	1.7%
Banks	36,860,594	14.7%
Chemicals	2,272,478	0.9%
Diversified Consumer Services	12,459,413	4.8%
Diversified Financial Services	4,696,005	1.8%
Diversified Telecommunication Services	3,302,756	1.3%
Food & Staples Retailing	18,322,677	7.2%
Food Products	13,099,621	5.2%
Health Care Providers & Services	8,919,561	3.5%
Hotels, Restaurants & Leisure	12,883,968	5.0%
Household Durables	4,207,682	1.6%
Household Products	6,543,812	2.6%
Insurance	7,468,718	3.0%
Internet & Direct Marketing Retail	5,722,327	2.3%
Internet Software & Services	42,578,411	16.7%
IT Services	2,819,146	1.1%
Machinery	2,124,749	0.8%
Media	6,123,990	2.5%
Metals & Mining	1,480,142	0.6%
Multiline Retail	2,826,722	1.1%
Oil, Gas & Consumable Fuels	1,536,622	0.6%
Personal Products	5,059,772	2.0%
Pharmaceuticals	9,785,187	3.9%
Road & Rail	3,817,330	1.5%
Semiconductors & Semiconductor Equipment	3,605,106	1.4%
Software	5,844,224	2.3%
Specialty Retail	3,411,118	1.3%
Transportation Infrastructure	7,008,055	2.8%
Other Net Assets	14,752,681	5.8%
Total	253,932,524	100.0%

See accompanying notes to schedule of portfolio investments.

5

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2018 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2018:

	Value ($)	% of Net Assets
Argentina	1,430,900	0.6%
Brazil	20,358,254	8.0%
China	92,767,708	36.5%
Egypt	1,643,630	0.6%
Hong Kong	9,059,619	3.6%
India	26,798,682	10.6%
Indonesia	12,695,017	5.0%
Mexico	7,300,370	2.9%
Netherlands	1,954,459	0.8%
Peru	2,436,748	1.0%
Philippines	3,375,370	1.3%
Romania	2,520,180	1.0%
Russia	10,646,044	4.2%
South Africa	16,879,290	6.6%
South Korea	13,659,672	5.4%
Taiwan	6,089,956	2.4%
Thailand	3,043,179	1.2%
Turkey	1,768,058	0.7%
United Kingdom	1,480,142	0.6%
United States	885,121	0.3%
Vietnam	2,387,444	0.9%
Other Net Assets	14,752,681	5.8%
Total	253,932,524	100.0%

See accompanying notes to schedule of portfolio investments.

6

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2018 (Unaudited)

1. Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of January 31, 2018, the Trust is comprised of the following three funds: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the US market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

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Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2018 (Unaudited)

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities) rights are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).

A summary of the valuations as of January 31, 2018, based upon the three levels defined above, are identified below for each Fund.

	Level 1	Level 2	Level 3	Total Investments

Emerging Markets Fund
Common Stocks*	$54,331,743	$—	$—	$54,331,743
Total Investments	$54,331,743	$—	$—	$54,331,743

Asia Fund
Common Stocks*	$65,047,198	$—	$—	$65,047,198
Total Investments	$65,047,198	$—	$—	$65,047,198

Emerging Markets Great Consumer Fund
Common Stocks*	$239,179,843	$—	$—	$239,179,843
Total Investments	$239,179,843	$—	$—	$239,179,843

*	For detailed industry classifications, see accompanying schedules of portfolio investments.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. For the period ended January 31, 2018, there were no transfers between Levels 1,2, or 3. For the period ended January 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Foreign Currency Transactions

The accounting records of the Funds are maintained in US dollars. Non-US dollar denominated amounts are translated into US dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

 i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

 ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-US sources received by a Fund is generally subject to non-US withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable US income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Investment Risks

Asset Allocation Risk

The Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

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Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2018 (Unaudited)

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund's expenses and, indirectly, a portion of the ETF's expenses.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Growth Investing Risk

Investments in growth focused companies may be more volatile than other stocks or the market as a whole.  Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies' current or expected earnings.

4. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	3/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	3/27/2018

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date	3/27/2018